PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 591,383	$ 1,161,910
Deposits	1,790,637	2,970,421
Others	905,425	804,992
Prepayments and other current assets	$ 3,287,445	$ 4,937,323